UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

December 31, 2007
 unaudited

Common stocks — 89.35%	Shares	Market value (000)

FINANCIALS — 18.01%
Banco Santander, SA1	105,389,105	$2,273,501
Kookmin Bank[1,2]	18,047,910	1,326,892
Kookmin Bank[1,2,3]	330,000	24,262
AXA SA1	33,788,514	1,343,356
ICICI Bank Ltd.[1]	16,793,789	525,670
ICICI Bank Ltd. (ADR)	6,961,650	428,141
Banco Itaú Holding Financeira SA, preferred nominative	34,871,400	891,877
UniCredito Italiano SpA[1]	86,403,840	717,908
Erste Bank der oesterreichischen Sparkassen AG1	8,983,386	637,554
Banco Bradesco SA, preferred nominative	19,289,234	617,494
ING Groep NV, depository receipts[1]	14,237,361	554,903
Chuo Mitsui Trust Holdings, Inc.[1,2]	70,190,000	544,093
Shinhan Financial Group Co., Ltd.[1]	9,075,000	520,836
Sberbank (Savings Bank of the Russian Federation) (GDR)	960,382	520,165
National Bank of Greece SA1	6,790,000	467,056
QBE Insurance Group Ltd.[1]	15,977,438	465,011
State Bank of India[1]	6,879,139	413,205
State Bank of India (GDR)[1]	313,800	38,066
ORIX Corp.[1]	2,537,110	424,327
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,555,530	419,478
UBS AG1	8,856,796	410,778
BNP Paribas SA1	3,634,008	390,063
Korea Exchange Bank[1]	23,917,000	369,678
Hypo Real Estate Holding AG1	6,791,264	352,788
Sampo Oyj, Class A1	13,496,622	352,466
Westfield Group[1]	18,238,466	333,782
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,370,000	330,947
HSBC Holdings PLC (Hong Kong)[1]	10,501,330	175,588
HSBC Holdings PLC (United Kingdom)[1]	6,344,188	106,063
Sun Hung Kai Properties Ltd.[1]	12,993,000	273,325
Housing Development Finance Corp. Ltd.[1]	3,629,346	262,819
Cathay Financial Holding Co., Ltd.[1]	112,096,831	231,972
Türkiye Is Bankasi AS, Class C1	36,050,000	226,012
Credit Suisse Group[1]	3,705,000	222,487
Ayala Land, Inc.[1]	631,283,600	218,564
Lloyds TSB Group PLC[1]	22,517,802	209,257
OTP Bank PLC[1]	3,995,000	200,926
Mizuho Financial Group, Inc.[1]	41,587	197,317
ICAP PLC[1]	13,504,383	193,714
Mitsui Sumitomo Insurance Co., Ltd.[1]	19,348,000	188,870
Société Générale[1]	1,275,000	181,949
HDFC Bank Ltd.[1]	3,936,258	171,837
Industrial and Commercial Bank of China Ltd., Class H1	236,000,000	167,741
Hana Financial Holdings[1]	3,000,000	162,442
Bank of Nova Scotia	3,200,000	162,095
Standard Chartered PLC[1]	4,324,428	156,520
BOC Hong Kong (Holdings) Ltd.[1]	56,038,000	154,858
DBS Group Holdings Ltd[1]	10,875,000	154,197
Unione di Banche Italiane Scpa[1]	5,552,400	152,614
Banco Bilbao Vizcaya Argentaria, SA1	6,206,200	152,207
AMP Ltd.[1]	16,730,973	145,418
Fairfax Financial Holdings Ltd.	500,000	144,570
Urban Corp.[1]	10,000,000	133,052
Macquarie Group Ltd.[1]	1,996,000	132,136
Grupo Financiero Banorte, SAB de CV, Series O	31,800,000	131,397
Unibail-Rodamco, non-registered shares[1]	590,000	128,239
Admiral Group PLC[1]	5,550,000	120,684
PartnerRe Holdings Ltd.	1,395,000	115,129
DnB NOR ASA[1]	7,300,000	110,705
Royal Bank of Scotland Group PLC[1]	11,650,001	104,383
Commerzbank U.S. Finance, Inc.[1]	2,750,000	103,935
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	100,464
PT Bank Mandiri (Persero) Tbk[1]	268,155,000	98,874
Topdanmark A/S1,4	673,550	95,956
Allied Irish Banks, PLC[1]	4,136,000	94,902
Sompo Japan Insurance Inc.[1]	9,788,000	88,188
Allianz SE1	401,000	85,644
TrygVesta A/S1	904,000	68,173
NIPPONKOA Insurance Co., Ltd.[1]	7,358,000	66,725
Mitsubishi Estate Co., Ltd.[1]	2,775,000	66,528
Brookfield Asset Management Inc., Class A	1,823,625	65,129
FirstRand Ltd.[1]	20,900,000	60,866
China Life Insurance Co. Ltd., Class H1	8,950,000	45,548
		22,324,316

TELECOMMUNICATION SERVICES — 10.24%
América Móvil, SAB de CV, Series L (ADR)	26,782,800	1,644,196
América Móvil, SAB de CV, Series L	8,940,000	27,435
Vodafone Group PLC[1]	390,057,931	1,448,858
MTN Group Ltd.[1]	70,179,000	1,315,249
Koninklijke KPN NV1	57,169,900	1,032,421
Telefónica, SA1	22,312,000	720,001
KDDI Corp.[1]	78,599	583,697
France Télécom SA1	16,226,862	581,475
Singapore Telecommunications Ltd.[1]	206,403,075	566,707
Bharti Airtel Ltd.[1,4]	19,762,079	497,152
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	429,266,200	464,314
Telenor ASA[1,4]	18,365,000	434,103
Teléfonos de México, SAB de CV, Class L (ADR)	10,000,000	368,400
SOFTBANK CORP.[1]	16,467,900	339,010
Orascom Telecom Holding SAE (GDR)[1]	3,519,539	291,476
TIM Participações SA, preferred nominative (ADR)	8,245,000	288,163
Telekom Austria AG, non-registered shares[1]	9,101,203	251,848
Chunghwa Telecom Co., Ltd. (ADR)	10,937,624	230,893
Chunghwa Telecom Co., Ltd.[1]	8,659,800	17,333
Philippine Long Distance Telephone Co.[1]	2,976,260	228,396
Telekomunikacja Polska SA1	24,857,100	225,989
Portugal Telecom, SGPS, SA1	15,795,000	204,822
Deutsche Telekom AG1	8,717,500	190,383
China Unicom Ltd.[1]	83,480,000	188,523
AFK Sistema (GDR)[1]	3,472,000	144,489
Advanced Info Service PCL[1]	42,980,000	122,483
Telstra Corp. Ltd.[1]	29,463,631	120,766
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	94,612
Brasil Telecom Participações SA, preferred nominative (ADR)	950,000	70,851
		12,694,045

CONSUMER DISCRETIONARY — 9.26%
Continental AG1	7,538,000	976,077
Industria de Diseno Textil, SA1	16,043,468	974,040
Renault SA1	5,720,000	801,412
Honda Motor Co., Ltd.[1]	23,139,750	765,135
Vivendi SA1	12,962,256	589,787
Cie. Générale des Etablissements Michelin, Class B1	5,078,000	581,306
Toyota Motor Corp.[1]	10,515,000	566,047
British Sky Broadcasting Group PLC[1]	42,575,938	520,154
DaimlerChrysler[1]	4,734,000	457,872
DaimlerChrysler AG (New York registered)	250,000	23,908
Hyundai Motor Co.[1]	6,273,723	478,286
Esprit Holdings Ltd.[1]	28,423,000	417,708
Hyundai Mobis Co., Ltd.[1,2]	4,393,350	408,215
Mediaset SpA[1]	30,702,198	308,245
Yamada Denki Co., Ltd.[1]	2,698,000	307,136
Nikon Corp.[1]	8,220,000	280,442
Carphone Warehouse Group PLC[1]	37,909,747	257,726
Cie. Financière Richemont SA, Class A, units[1]	3,225,000	219,742
OPAP (Greek Organization of Football Prognostics) SA1	5,356,273	213,534
Fiat Group Automobiles SpA[1]	7,900,000	202,688
adidas AG1	2,548,000	189,437
ProSiebenSAT.1 Media AG, nonvoting preferred[1,2]	7,110,000	168,336
JCDecaux SA1	3,528,700	138,056
Lotte Shopping Co.[1]	282,000	123,497
GOME Electrical Appliances Holding Ltd.[1]	47,150,000	119,248
SEGA SAMMY HOLDINGS INC.[1]	9,543,000	119,151
Suzuki Motor Corp.[1]	3,946,333	118,705
News Corp., Class A	5,352,946	109,682
Carnival PLC[1]	2,500,000	109,376
Sony Corp.[1]	1,930,000	104,751
H & M Hennes & Mauritz AB, Class B1	1,675,000	101,250
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	95,080
Kingfisher PLC[1]	31,334,650	89,927
GEOX SpA[1]	4,307,000	85,859
Techtronic Industries Co. Ltd.[1,2]	86,710,000	85,711
Daito Trust Construction Co., Ltd.[1]	1,315,000	72,972
Swatch Group Ltd, non-registered shares[1]	178,070	53,319
Swatch Group Ltd[1]	126,956	7,413
NGK Spark Plug Co., Ltd.[1]	3,130,000	54,649
Naspers Ltd., Class N1	2,145,200	50,528
DSG International PLC[1]	25,345,000	49,299
Marks and Spencer Group PLC[1]	3,920,000	43,275
Daiwa House Industry Co., Ltd.[1]	2,960,300	38,086
Consolidated Media Holdings Ltd.[1,4]	711,000	2,617
		11,479,684

INFORMATION TECHNOLOGY — 8.70%
Samsung Electronics Co., Ltd.[1]	2,774,953	1,631,445
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	22,136
Nokia Corp.[1]	28,461,000	1,094,263
Nokia Corp. (ADR)	11,222,900	430,847
Hon Hai Precision Industry Co., Ltd.[1]	218,943,481	1,353,056
SAP AG1	14,540,000	750,130
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	324,115,175	616,701
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	114,313
HOYA Corp.[1,2]	22,470,500	717,245
Hynix Semiconductor Inc.[1,4]	21,721,680	595,000
AU Optronics Corp.[1]	229,115,846	442,842
AU Optronics Corp. (ADR)	2,000,000	38,400
Rohm Co., Ltd.[1]	4,623,700	402,494
Murata Manufacturing Co., Ltd.[1]	5,254,600	305,636
Acer Inc.[1,2]	156,287,101	303,420
Hirose Electric Co., Ltd.[1,2]	2,547,000	295,125
Redecard SA, ordinary nominative	15,454,000	250,183
STMicroelectronics NV1	12,950,000	184,083
Quanta Computer Inc.[1]	120,425,083	170,329
Canon, Inc.[1]	3,600,000	164,507
Toshiba Corp.[1]	17,969,000	134,012
NEC Corp.[1]	27,160,000	125,488
Nippon Electric Glass Co., Ltd.[1]	6,750,000	109,647
Compal Electronics, Inc.[1]	89,848,662	97,893
ASML Holding NV1,4	2,222,222	69,731
ASML Holding NV (New York registered)[4]	189,333	5,924
Delta Electronics, Inc.[1]	19,877,550	67,563
Konica Minolta Holdings, Inc.[1]	3,800,500	66,901
Powerchip Semiconductor Corp.[1]	155,732,835	65,860
Foxconn Technology Co., Ltd.[1]	7,970,050	64,334
LG.Philips LCD Co., Ltd.[1,4]	830,000	43,919
Chartered Semiconductor Manufacturing Ltd[1,4]	60,000,000	40,073
livedoor holdings Co., Ltd.[1,4]	73,901	6,285
		10,779,785

ENERGY — 8.25%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	14,635,000	1,686,537
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	397,700	38,267
OAO Gazprom (ADR)[1]	30,136,000	1,697,013
Oil & Natural Gas Corp. Ltd.[1]	31,117,825	971,377
Royal Dutch Shell PLC, Class B1	12,137,435	505,921
Royal Dutch Shell PLC, Class A1	5,000,000	209,860
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	131,645
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	84,200
OAO LUKOIL (ADR)[1]	7,745,000	664,938
Canadian Natural Resources, Ltd.	9,006,300	658,551
TOTAL SA1	7,902,000	654,819
SK Energy Co., Ltd.[1]	3,040,225	584,931
Saipem SpA, Class S1	11,315,650	449,234
Reliance Industries Ltd.[1]	4,987,000	364,724
China National Offshore Oil Corp.[1]	215,288,100	361,369
Sasol Ltd.[1]	6,481,000	321,683
StatoilHydro ASA[1]	8,027,282	248,181
ENI SpA[1]	6,276,000	228,340
Nexen Inc.	4,009,682	129,670
Petro-Canada	2,300,000	123,388
PetroChina Co. Ltd., Class H1	64,000,000	112,935
		10,227,583

HEALTH CARE — 8.12%
Roche Holding AG1	20,399,550	3,509,356
Novo Nordisk A/S, Class B1	34,833,500	2,271,668
Novartis AG1	15,781,960	858,674
Teva Pharmaceutical Industries Ltd. (ADR)	14,877,100	691,488
UCB SA1,2	9,908,290	446,213
Merck KGaA[1]	2,913,558	373,723
Elan Corp., PLC (ADR)[4]	12,351,400	271,484
Smith & Nephew PLC[1]	23,622,517	270,673
Essilor[1]	4,192,000	266,393
Chugai Pharmaceutical Co., Ltd.[1]	15,785,500	225,535
Richter Gedeon NYRT[1]	849,000	202,382
AstraZeneca PLC (Sweden)[1]	3,909,000	166,825
AstraZeneca PLC (United Kingdom)[1]	650,000	27,836
Nobel Biocare Holding AG1	531,965	140,545
Lonza Group Ltd.[1]	1,052,922	126,485
Daiichi Sankyo Co., Ltd.[1]	3,897,400	119,758
Straumann Holding AG1	205,000	56,223
Shionogi & Co., Ltd.[1]	2,515,000	44,354
		10,069,615

MATERIALS — 7.57%
Bayer AG, non-registered shares[1]	34,306,766	3,123,303
Linde AG1	8,206,708	1,079,281
POSCO[1]	798,750	483,553
Nitto Denko Corp.[1,2]	8,800,700	464,715
BASF AG1	2,539,075	374,696
Impala Platinum Holdings Ltd.[1]	10,312,888	356,006
ArcelorMittal[1]	4,642,500	355,261
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	261,360
CRH PLC[1]	7,304,629	253,248
Barrick Gold Corp.	4,520,400	190,083
Akzo Nobel NV1	2,326,000	184,957
BHP Billiton PLC[1]	6,000,000	184,190
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[4]	7,118,468	184,012
BlueScope Steel Ltd.[1]	19,250,000	161,931
Mondi PLC[1,2]	19,197,500	160,512
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,921,195	142,841
OAO Severstal (GDR)[1]	5,735,900	132,315
First Quantum Minerals Ltd.	1,498,800	128,453
Sumitomo Chemical Co., Ltd.[1]	13,845,000	123,146
JSR Corp.[1]	4,279,700	110,724
Holcim Ltd.[1]	1,028,571	109,150
Newcrest Mining Ltd.[1]	3,597,750	103,567
Norsk Hydro ASA[1]	6,892,000	97,429
Syngenta AG1	358,000	90,717
Gold Fields Ltd.[1]	6,107,500	87,659
Stora Enso Oyj, Class R1	5,394,843	79,945
UPM-Kymmene Oyj[1]	3,340,000	66,820
Harmony Gold Mining Co. Ltd.[1,4]	5,650,000	58,265
ACC Ltd.[1]	2,225,000	57,544
Titan Cement Co. SA1	1,150,000	52,197
Rhodia SA1,4	945,833	36,041
James Hardie Industries NV1	6,120,500	34,437
Givaudan SA1	28,500	27,348
Koninklijke DSM NV1	515,979	24,088
		9,379,794

CONSUMER STAPLES — 6.87%
Nestlé SA1	3,510,700	1,606,593
Tesco PLC[1]	92,960,761	874,845
L’Oréal SA1	5,812,259	828,481
Groupe Danone SA1	8,524,926	760,516
Diageo PLC[1]	26,501,500	565,367
Koninklijke Ahold NV1,4	38,554,705	534,550
Shoppers Drug Mart Corp.	8,600,000	461,451
SABMiller PLC[1]	15,737,900	441,311
Shinsegae Co., Ltd.[1]	370,753	285,736
I.T.C. Ltd.[1]	52,270,000	278,020
Pernod Ricard Co.[1]	1,200,000	275,972
Woolworths Ltd.[1]	8,629,441	255,839
METRO AG1	3,060,000	255,019
Wal-Mart de México, SAB de CV, Series V	64,835,718	223,983
Unilever NV, depository receipts[1]	5,450,900	199,278
Coca-Cola Hellenic Bottling Co. SA1	4,506,874	194,146
Parmalat Spa[1]	41,851,900	161,558
Unilever PLC[1]	2,526,750	94,439
Fomento Económico Mexicano, SAB de CV (ADR)	2,178,000	83,134
InBev[1]	588,500	48,479
Seven & I Holdings Co., Ltd.[1]	1,530,000	44,499
Foster’s Group Ltd.[1]	6,658,324	38,165
Scottish & Newcastle PLC[1]	43,524	639
		8,512,020

INDUSTRIALS — 5.61%
Siemens AG1	6,954,000	1,090,098
Schneider Electric SA1	6,892,412	920,242
Ryanair Holdings PLC (ADR)[2,4]	19,373,900	764,107
ABB Ltd[1]	14,915,000	429,478
ALSTOM SA1	1,674,000	355,211
Sandvik AB1	18,364,400	312,184
Deutsche Post AG1	8,142,500	277,886
Cintra, Concesiones de Infraestructuras de Transporte, SA1	18,247,182	273,320
Scania AB, Class B1	9,398,800	222,196
Scania AB, Class A1	449,780	11,594
FANUC LTD[1]	2,093,000	204,213
Fraport AG1	2,596,025	203,505
Asahi Glass Co., Ltd.[1]	14,120,000	187,270
SAFRAN SA1	8,750,000	177,935
Toll Holdings Ltd.[1]	15,418,149	154,233
Capita Group PLC[1]	9,725,000	135,530
Orkla AS1	6,950,000	133,877
Gamesa Corporacion Technologica, SA1	2,792,000	128,987
Nippon Express Co., Ltd.[1]	22,077,000	112,899
Bombardier Inc., Class B4	17,567,400	105,482
Wienerberger AG1	1,777,632	98,052
Suzlon Energy Ltd.[1]	1,750,000	85,959
Macquarie Infrastructure Group[1]	32,329,427	85,559
Singapore Airlines Ltd.[1]	6,102,133	73,077
Metso Oyj[1]	1,250,000	67,362
Finmeccanica SpA[1]	1,985,000	62,825
Geberit AG1	399,000	54,328
Atlas Copco AB, Class A1	3,584,000	52,919
AB Volvo, Class B1	2,455,500	40,701
Mitsubishi Heavy Industries, Ltd.[1]	9,297,000	39,792
Hays PLC[1]	16,390,000	37,340
Wolseley PLC[1]	2,371,844	34,660
SK Holdings Co. Ltd.[1]	65,300	13,744
		6,946,565

UTILITIES — 3.97%
E.ON AG1	5,000,000	1,060,068
SUEZ SA1	12,622,000	854,326
Veolia Environnement[1]	6,825,790	618,998
Public Power Corp. SA1,2	11,646,727	610,312
RWE AG1	3,115,000	435,861
British Energy Group plc[1]	39,150,000	423,496
Electricité de France SA1	3,218,000	380,787
NTPC Ltd.[1]	49,477,975	314,107
Hong Kong and China Gas Co. Ltd.[1]	73,287,500	223,387
		4,921,342

MISCELLANEOUS — 2.75%
Other common stocks in initial period of acquisition		3,410,342

Total common stocks (cost: $74,612,581,000)		110,745,091

Warrants — 0.01%

FINANCIALS — 0.01%
ING Groep NV, warrants, expire 2008[4]	1,168,500	5,732

Total warrants (cost: $30,310,000)		5,732

	Principal amount
Convertible securities — 0.02%	(000)

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[3]	$20,000	27,125

Total convertible securities (cost: $20,341,000)		27,125

	Principal amount	Market value
Short-term securities — 10.42%	(000)	(000)

Federal Home Loan Bank 4.12%–4.60% due 1/25–5/16/2008	$1,479,941	$1,469,195
Fannie Mae 4.12%–4.58% due 1/16–4/30/2008	998,770	990,503
Freddie Mac 4.17%–4.66% due 1/7–3/25/2008	414,843	412,458
AstraZeneca PLC 4.82%–4.97% due 1/10–3/17/2008[3]	355,500	353,794
General Electric Capital Corp. 4.83% due 2/5–2/6/2008	200,000	198,959
Edison Asset Securitization LLC 5.00% due 2/8/2008[3]	100,000	99,355
General Electric Co. 4.51% due 3/24/2008	45,100	44,604
HSBC USA Inc. 4.59%–5.05% due 1/15–3/27/2008	339,800	337,969
JPMorgan Chase & Co. 4.54%–5.06% due 2/1–3/3/2008	300,000	298,190
Park Avenue Receivables Co., LLC 5.40% due 1/28/2008[3]	20,000	19,916
Bank of America Corp. 4.77%–5.34% due 1/9–2/27/2008	308,300	306,389
Royal Bank of Scotland PLC 4.52%–5.00% due 2/14–4/28/2008	303,350	300,135
BP Capital Markets PLC 4.44%–4.77% due 2/5–3/28/2008[3]	302,130	299,830
Calyon North America Inc. 4.78%–5.015% due 1/2–2/26/2008	300,000	298,794
BASF AG 4.35%–4.77% due 1/14–4/4/2008[3]	291,000	289,020
Westpac Banking Corp. 4.67%–5.12% due 1/4–3/13/2008[3]	282,800	281,140
U.S. Treasury Bills 3.155%–3.435% due 2/14–6/12/2008	268,600	266,302
HBOS Treasury Services PLC 4.67%–5.15% due 1/23–3/25/2008	266,100	264,274
Wal-Mart Stores Inc. 4.71% due 1/29/2008[3]	264,200	263,115
Dexia Delaware LLC 4.72%–5.07% due 1/2–3/26/2008	253,400	252,769
Barton Capital LLC 5.12% due 1/3/2008[3]	50,000	49,979
Société Générale North America Inc. 4.85%–5.135% due 1/7–2/4/2008	200,000	199,412
Barclays U.S. Funding Corp. 4.695%–4.925% due 1/28–3/26/2008	250,000	248,083
American Honda Finance Corp. 4.24%–4.49% due 1/24–3/6/2008	247,650	245,779
Electricité de France 4.35%–4.69% due 2/27–3/10/2008	242,000	239,984
Swedish Export Credit Corp. 4.30%–4.82% due 1/18–3/17/2008	235,100	233,759
BNP Paribas Finance Inc. 4.81%–5.015% due 1/10–3/13/2008	232,800	231,075
Svenska Handelsbanken Inc. 4.665%–5.075% due 1/10–2/1/2008	175,000	174,367
Stadshypotek Delaware Inc. 5.045% due 1/18/2008[3]	50,000	49,879
CBA (Delaware) Finance Inc. 4.55%–5.38% due 1/18–3/31/2008	225,000	223,217
Coca-Cola Co. 4.47% due 2/8–2/12/2008[3]	220,300	219,012
ING (U.S.) Funding LLC 4.66%–5.00% due 1/17–3/18/2008	215,300	214,224
Procter & Gamble International Funding S.C.A. 4.49%–4.74% due 2/7–2/20/2008[3]	205,000	203,800
Toronto-Dominion Bank 5.05% due 1/23/2008	100,000	99,996
Toronto-Dominion Holdings USA Inc. 5.02% due 1/28/2008[3]	100,000	99,612
Eksportfinans ASA 4.32%–4.63% due 2/12–4/10/2008[3]	200,700	198,803
Danske Corp. 4.835%–4.87% due 1/23–3/17/2008[3]	200,000	198,687
Allied Irish Banks North America Inc. 5.01%–5.475% due 1/11–2/7/2008[3,5]	199,000	198,244
Rabobank USA Financial Corp. 4.64%–4.84% due 1/25–3/12/2008	191,249	190,222
Swedbank Mortgage AB 5.04%–5.135% due 1/16–1/22/2008	186,000	185,522
GlaxoSmithKline Finance PLC 4.56%–4.76% due 1/9–4/28/2008[3]	180,300	178,970
Toyota Motor Credit Corp. 4.49%–4.78% due 1/4–5/5/2008	169,300	167,417
UBS Finance (Delaware) LLC 5.025%–5.46% due 1/14–1/24/2008	159,625	159,257
Bank of Ireland 4.60%–5.05% due 2/19–4/1/2008[3]	153,000	151,646
ANZ National (International) Ltd. 4.67%–4.95% due 2/1–3/14/2008[3]	150,000	148,930
International Lease Finance Corp. 4.73%–4.80% due 1/15–2/5/2008	143,500	142,991
CAFCO LLC 5.30% due 1/8/2008[3]	87,600	87,501
Ciesco LLC 5.00% due 1/16/2008[3]	50,000	49,886
Canadian Imperial Bank of Commerce 4.69%–5.05% due 1/24–3/5/2008	133,900	133,858
KfW International Finance Inc. 4.31%–4.52% due 2/13–3/7/2008[3]	125,000	124,118
Lloyds Bank PLC 4.71%–4.72% due 2/4–2/28/2008	100,000	99,600
Nestlé Capital Corp. 4.74% due 2/21/2008[3]	100,000	99,293
International Bank for Reconstruction and Development 4.20%–4.28% due 1/22–4/24/2008	100,000	99,234
Credit Suisse New York Branch 5.30%–5.45% due 1/14–1/18/2008	92,100	91,901
BMW U.S. Capital LLC 4.20%–4.22% due 1/31–2/14/2008[3]	81,000	80,655
Old Line Funding, LLC 4.65%–4.77% due 1/8–1/11/2008[3]	71,287	71,182
Variable Funding Capital Corp. 4.78% due 1/8/2008[3]	50,000	49,943
FCAR Owner Trust I 5.01% due 1/15/2008	50,000	49,893
Liberty Street Funding Corp. 6.00% due 2/6/2008[3]	50,000	49,691
United Parcel Service Inc. 4.19% due 4/28/2008[3]	50,000	49,202
Unilever Capital Corp. 4.22% due 1/25/2008[3]	44,530	44,399
DaimlerChrysler Revolving Auto Conduit LLC II 4.90% due 1/9/2008	32,200	32,159

Total short-term securities (cost: $12,911,022,000)		12,912,093

Total investment securities (cost: $87,574,254,000)		123,690,041
Other assets less liabilities		250,687

Net assets		$123,940,728

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
 was $96,977,268,000.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,060,989,000, which represented 3.28% of the net assets of the fund.
4Security did not produce income during the last 12 months.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)

Kookmin Bank	18,047,910	—	—	18,047,910	$49,768	$1,326,892
Kookmin Bank	330,000	—	—	330,000	910	24,262
Ryanair Holdings PLC (ADR)	15,072,400	4,301,500	—	19,373,900	—	764,107
HOYA Corp.	7,560,000	14,910,500	—	22,470,500	4,242	717,245
Public Power Corp. SA	—	11,646,727	—	11,646,727	1,912	610,312
Chuo Mitsui Trust Holdings, Inc.	58,827,000	11,363,000	—	70,190,000	—	544,093
Nitto Denko Corp.	8,687,900	1,393,800	1,281,000	8,800,700	3,268	464,715
UCB SA	9,373,290	535,000	—	9,908,290	9,775	446,213
Hyundai Mobis Co., Ltd.	3,149,000	1,244,350	—	4,393,350	5,471	408,215
Acer Inc.	151,845,420	4,441,681	—	156,287,101	14,228	303,420
Hirose Electric Co., Ltd.	2,547,000	—	—	2,547,000	1,652	295,125
ProSiebenSAT.1 Media AG,
nonvoting preferred	—	7,110,000	—	7,110,000	4,223	168,336
Mondi PLC	—	19,197,500	—	19,197,500	1,911	160,512
Techtronic Industries Co. Ltd.	65,780,000	20,930,000	—	86,710,000	2,067	85,711
Hypo Real Estate Holding AG*	8,183,540	2,447,724	3,840,000	6,791,264	14,040	—
Linde AG*	7,617,903	588,805	—	8,206,708	13,908	—
SEGA SAMMY HOLDINGS INC.*	18,401,600	—	8,858,600	9,543,000	2,442	—
Smith & Nephew PLC*	52,421,300	—	28,798,783	23,622,517	3,540	—
					$133,357	$6,319,158

* Unaffiliated issuer at 12/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37,256,401
Gross unrealized depreciation on investment securities	(1,707,732)
Net unrealized appreciation on investment securities	35,548,669
Cost of investment securities for federal income tax purposes	88,141,372

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-0208O-S10886

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2008

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: February 28, 2008